Equity (Details) (USD $)	2 Months Ended
	Dec. 31, 2011 Successor [Member]	Nov. 03, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Equity [Line Items]
Limited partners' percentage of ownership	100.00%
Common stock, shares authorized		225,000,000	225,000,000
Common stock, par value per share		$ 0.001
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, par value per share		$ 0.001
Common stock, shares issued			71,995,502
Common stock, shares outstanding			71,995,502
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0